DoubleLine Floating Rate Fund	(Unaudited)
Schedule of Investments	June 30, 2024

PRINCIPAL AMOUNT $/SHARES	SECURITY DESCRIPTION	RATE	MATURITY	VALUE $

BANK LOANS - 87.1%
AEROSPACE & DEFENSE - 1.6%
	Dynasty Acquisition Co., Inc.
824,499	Senior Secured First Lien Term Loan (1 mo. SOFR US + 3.50%, 0.00% Floor)	8.84%	08/24/2028	828,432
	Standard Aero Ltd.
317,906	Senior Secured First Lien Term Loan (1 mo. SOFR US + 3.50%, 0.00% Floor)	8.84%	08/24/2028	319,422
	TransDigm, Inc.
1,796,425	Senior Secured First Lien Term Loan (3 mo. Term SOFR + 3.25%)	7.83%	02/28/2031	1,802,263
				2,950,117
AUTOMOTIVE - 0.7%
	Clarios Global LP
1,007,475	Senior Secured First Lien Term Loan (1 mo. SOFR US + 3.00%, 0.00% Floor)	8.33%	05/06/2030	1,011,097
	Dexko Global, Inc.
342,031	Senior Secured First Lien Term Loan (3 mo. SOFR US + 3.75%, 0.50% Floor)	9.08%	10/04/2028	340,625
				1,351,722
BEVERAGE AND TOBACCO - 0.6%
	Triton Water Holdings, Inc.
1,153,896	Senior Secured First Lien Term Loan (3 mo. SOFR US + 3.25%, 0.50% Floor)	8.59%	03/31/2028	1,155,627
BUILDING AND DEVELOPMENT (INCLUDING STEEL/METALS) - 1.1%
	Cornerstone Building Brands, Inc.
414,643	Senior Secured First Lien Term Loan (1 mo. SOFR US + 3.25%, 0.50% Floor)	8.68%	04/12/2028	405,573
65,000	Senior Secured First Lien Term Loan (1 mo. SOFR US + 4.50%, 0.50% Floor)	9.93%	05/15/2031	64,729
	LBM Acquisition LLC
783,463	Senior Secured First Lien Term Loan (1 mo. SOFR US + 3.75%, 0.00% Floor)	9.18%	06/06/2031	771,437
	MIWD Holdco II LLC
160,000	Senior Secured First Lien Term Loan (1 mo. SOFR US + 3.50%, 0.00% Floor)	8.94%	03/28/2031	161,167
	Resideo Funding, Inc.
555,000	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 2.00%)	7.33%	06/13/2031	555,003
				1,957,909
BUSINESS EQUIPMENT AND SERVICES - 3.4%
	Camelot US Acquisition LLC
164,616	Senior Secured First Lien Term Loan (1 mo. SOFR US + 2.75%, 0.00% Floor)	8.09%	01/31/2031	165,109
706,201	Senior Secured First Lien Term Loan (1 mo. SOFR US + 2.75%, 0.00% Floor)	8.09%	01/31/2031	708,320
13,992	Senior Secured First Lien Term Loan (1 mo. SOFR US + 2.75%, 0.00% Floor)	8.09%	01/31/2031	14,034
	CoreLogic, Inc.
262,457	Senior Secured First Lien Term Loan (1 mo. SOFR US + 3.50%, 0.50% Floor)	8.94%	06/02/2028	258,988
	Deerfield Dakota Holding LLC
1,000,466	Senior Secured First Lien Term Loan (3 mo. SOFR US + 3.75%, 1.00% Floor)	9.04%	04/09/2027	1,001,208
	Dun & Bradstreet Corp.
247,143	Senior Secured First Lien Term Loan (1 mo. SOFR US + 2.75%, 0.00% Floor)	8.09%	01/18/2029	247,607
	EAB Global, Inc.
756,141	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 3.50%)	8.58%	08/16/2028	756,330
	Eisner Advisory Group LLC

PRINCIPAL AMOUNT $/SHARES	SECURITY DESCRIPTION	RATE	MATURITY	VALUE $
547,250	Senior Secured First Lien Term Loan (1 mo. SOFR US + 4.00%, 0.50% Floor)	9.34%		02/28/2031	553,294
	Element Materials Technology Group US Holdings, Inc.
397,629	Senior Secured First Lien Term Loan (3 mo. SOFR US + 4.25%, 0.50% Floor)	9.68%		06/25/2029	399,701
183,521	Senior Secured First Lien Term Loan (3 mo. SOFR US + 4.25%, 0.50% Floor)	9.68%		06/25/2029	184,477
	First Advantage Holdings LLC
745,013	Senior Secured First Lien Term Loan (1 mo. SOFR US + 2.75%, 0.00% Floor)	8.69%		01/29/2027	746,097
	Grant Thornton LLP/Chicago
490,000	Senior Secured First Lien Term Loan (3 mo. SOFR US + 3.25%, 0.00% Floor)	8.59%		05/30/2031	492,016
	Trans Union LLC
320,000	Senior Secured First Lien Term Loan (1 mo. SOFR US + 1.75%)	7.09%		06/24/2031	319,840
	VT Topco, Inc.
293,527	Senior Secured First Lien Term Loan (1 mo. SOFR US + 3.50%, 0.50% Floor)	8.83%		08/12/2030	295,251
					6,142,272
CHEMICALS/PLASTICS - 4.1%
	Charter Next Generation, Inc.
403,247	Senior Secured First Lien Term Loan (1 mo. SOFR US + 3.50%, 0.75% Floor)	8.84%		12/01/2027	404,417
	Ecovyst Catalyst Technologies LLC
1,203,106	Senior Secured First Lien Term Loan (1 mo. SOFR US + 2.25%, 0.00% Floor)	7.58%		06/12/2031	1,204,284
464,055	Senior Secured First Lien Term Loan (1 mo. SOFR US + 2.25%, 0.00% Floor)	7.58%		06/12/2031	464,510
	Hexion Holdings Corp.
849,057	Senior Secured First Lien Term Loan (3 mo. SOFR US + 4.50%, 0.50% Floor)	9.95%		03/15/2029	847,313
	INEOS US Finance LLC
720,000	Senior Secured Term Loan	8.59%	(a)	02/19/2030	716,760
896,857	Senior Secured First Lien Term Loan (1 mo. SOFR US + 3.50%, 0.00% Floor)	8.93%		02/19/2030	892,820
215,000	Senior Secured First Lien Term Loan (1 mo. SOFR US + 3.75%, 0.00% Floor)	9.08%		01/31/2031	215,806
	INEOS US Petrochem LLC
877,800	Senior Secured First Lien Term Loan (1 mo. SOFR US + 4.25%, 0.00% Floor)	9.68%		03/29/2029	877,251
	Nouryon USA LLC
575,756	Senior Secured First Lien Term Loan (3 mo. SOFR US + 3.50%, 0.00% Floor)	8.85%		04/03/2028	577,988
149,453	Senior Secured First Lien Term Loan (3 mo. SOFR US + 3.50%, 0.00% Floor)	8.85%		04/03/2028	150,032
	Olympus Water US Holding Corp.
712,187	Senior Secured First Lien Term Loan (3 mo. SOFR US + 3.50%, 0.50% Floor)	8.85%		06/23/2031	714,413
	Polar US Borrower LLC
145,319	Senior Secured First Lien Term Loan (3 mo. SOFR US + 4.75%, 0.00% Floor)	10.15%		10/15/2025	116,255
124,196	Senior Secured First Lien Term Loan (3 mo. SOFR US + 4.75%, 0.00% Floor)	10.15%		10/15/2025	99,357
	Vantage Specialty Chemicals, Inc.
128,050	Senior Secured First Lien Term Loan (3 mo. SOFR US + 4.75%, 0.50% Floor)	10.08%		10/26/2026	126,770
					7,407,976
COMMERCIAL SERVICES - 3.6%
	Allied Universal Holdco LLC
959,026	Senior Secured First Lien Term Loan (1 mo. SOFR US + 3.75%, 0.50% Floor)	9.18%		05/15/2028	956,423
	Ascend Learning LLC
417,807	Senior Secured First Lien Term Loan (1 mo. SOFR US + 3.50%, 0.50% Floor)	8.93%		12/11/2028	417,918

PRINCIPAL AMOUNT $/SHARES	SECURITY DESCRIPTION	RATE	MATURITY	VALUE $
431,360	Senior Secured First Lien Term Loan (1 mo. SOFR US + 3.50%, 0.50% Floor)	8.93%	12/11/2028	431,474
285,000	Senior Secured Second Lien Term Loan (1 mo. SOFR US + 5.75%, 0.50% Floor)	11.18%	12/10/2029	280,440
	Asplundh Tree Expert LLC
885,000	Senior Secured First Lien Term Loan (1 mo. SOFR US + 1.75%, 0.00% Floor)	7.10%	05/23/2031	885,443
	Cengage Learning, Inc.
394,013	Senior Secured First Lien Term Loan (6 mo. SOFR US + 4.25%, 1.00% Floor)	9.60%	03/24/2031	395,614
	Garda World Security Corp.
1,026,863	Senior Secured First Lien Term Loan (3 mo. SOFR US + 4.25%, 0.00% Floor)	9.68%	02/01/2029	1,034,564
	Mister Car Wash Holdings, Inc.
155,000	Senior Secured First Lien Term Loan (1 mo. SOFR US + 3.00%, 0.00% Floor)	8.44%	03/27/2031	155,650
	Ovg Business Services LLC
560,000	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 3.00%)	8.35%	06/25/2031	559,653
	Packers Holdings LLC
302,267	Senior Secured First Lien Term Loan (1 mo. SOFR US + 3.25%, 0.75% Floor)	8.68%	03/09/2028	169,496
	PECF USS Intermediate Holding III Corp.
228,518	Senior Secured First Lien Term Loan (3 mo. SOFR US + 4.25%, 0.50% Floor)	9.69%	12/15/2028	152,980
	Vestis Corp.
269,325	Senior Secured First Lien Term Loan (3 mo. SOFR US + 2.25%, 0.00% Floor)	7.70%	02/24/2031	268,372
	Viad Corp.
552,886	Senior Secured First Lien Term Loan (1 mo. SOFR US + 4.25%, 0.50% Floor)	9.59%	07/31/2028	554,962
	Wand NewCo 3, Inc.
325,000	Senior Secured First Lien Term Loan (1 mo. SOFR US + 3.75%, 0.00% Floor)	9.09%	01/30/2031	327,524
				6,590,513
CONSTRUCTION - 1.6%
	APi Group DE, Inc.
60,000	Senior Secured First Lien Term Loan (1 mo. SOFR US + 2.00%, 0.00% Floor)	7.44%	01/03/2029	60,043
	Artera Services LLC
658,350	Senior Secured First Lien Term Loan (3 mo. SOFR US + 4.50%, 0.00% Floor)	9.83%	02/10/2031	662,638
	Brand Industrial Services, Inc.
646,080	Senior Secured First Lien Term Loan (3 mo. SOFR US + 4.50%, 0.50% Floor)	9.83%	08/01/2030	648,952
	Quikrete Holdings, Inc.
394,970	Senior Secured First Lien Term Loan (1 mo. SOFR US + 2.25%, 0.00% Floor)	7.58%	03/19/2029	395,687
124,688	Senior Secured First Lien Term Loan (1 mo. SOFR US + 2.50%, 0.00% Floor)	7.83%	04/14/2031	125,110
	Tamko Building Products LLC
397,000	Senior Secured First Lien Term Loan (1 mo. SOFR US + 3.25%, 0.00% Floor)	8.84%	09/20/2030	397,496
	Tecta America Corp.
559,305	Senior Secured First Lien Term Loan (1 mo. SOFR US + 4.00%, 0.75% Floor)	9.44%	04/10/2028	562,510
				2,852,436
CONSUMER PRODUCTS - 2.2%
	APX Group, Inc.
3,194	Senior Secured First Lien Term Loan (Prime Rate + 1.75%, 0.50% Floor)	8.08%	07/10/2028	3,202
986,056	Senior Secured First Lien Term Loan (3 mo. SOFR US + 2.75%, 0.50% Floor)	8.08%	07/10/2028	988,522
	Energizer Holdings, Inc.
308,533	Senior Secured First Lien Term Loan (1 mo. SOFR US + 2.00%, 0.00% Floor)	7.34%	12/22/2027	309,692

PRINCIPAL AMOUNT $/SHARES	SECURITY DESCRIPTION	RATE	MATURITY	VALUE $
	Hunter Douglas, Inc.
617,389	Senior Secured First Lien Term Loan (3 mo. SOFR US + 3.50%, 0.50% Floor)	8.84%	02/26/2029	614,194
226,697	Senior Secured First Lien Term Loan (3 mo. SOFR US + 3.50%, 0.50% Floor)	8.84%	02/26/2029	225,524
	Kronos Acquisition Holdings, Inc.
514,127	Senior Secured First Lien Term Loan (3 mo. SOFR US + 3.75%, 0.50% Floor)	9.08%	12/22/2026	514,319
219,176	Senior Secured First Lien Term Loan (3 mo. SOFR US + 3.75%, 0.50% Floor)	9.08%	12/22/2026	219,258
275,000	Senior Secured Term Loan (1 mo. Term SOFR + 4.00%)	9.34%	06/27/2031	273,625
	RH
481,400	Senior Secured First Lien Term Loan (1 mo. SOFR US + 2.50%, 0.50% Floor)	7.95%	10/20/2028	464,077
	SWF Holdings I Corp.
372,320	Senior Secured First Lien Term Loan (1 mo. SOFR US + 4.00%, 0.75% Floor)	9.44%	10/06/2028	319,731
				3,932,144
CONSUMER STAPLES - 0.2%
	United Natural Foods, Inc.
335,000	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 4.75%)	10.08%	05/01/2031	336,536
CONTAINERS AND GLASS PRODUCTS - 3.3%
	Clydesdale Acquisition Holdings, Inc.
736,244	Senior Secured First Lien Term Loan (1 mo. SOFR US + 3.68%, 0.50% Floor)	9.19%	04/13/2029	738,773
	Graham Packaging Co., Inc.
1,047,446	Senior Secured First Lien Term Loan (1 mo. SOFR US + 3.00%, 0.75% Floor)	8.46%	08/04/2027	1,050,270
	Kloeckner Pentaplast of America, Inc.
267,238	Senior Secured First Lien Term Loan (6 mo. SOFR US + 4.73%, 0.50% Floor)	9.97%	02/09/2026	250,535
	Pactiv Evergreen Group Holdings, Inc.
70,902	Senior Secured First Lien Term Loan (1 mo. SOFR US + 2.50%, 0.00% Floor)	7.95%	09/25/2028	71,068
61,654	Senior Secured First Lien Term Loan (1 mo. SOFR US + 2.50%, 0.00% Floor)	7.95%	09/25/2028	61,798
277,444	Senior Secured First Lien Term Loan (1 mo. SOFR US + 2.50%, 0.00% Floor)	7.95%	09/25/2028	278,091
	Pregis TopCo LLC
986,944	Senior Secured First Lien Term Loan (1 mo. SOFR US + 4.00%, 0.00% Floor)	9.08%	07/31/2026	989,101
	Pretium PKG Holdings, Inc.
386,326	Senior Secured First Lien Term Loan (3 mo. SOFR US + 3.20% + 1.40% PIK, 1.00% Floor)	9.93%	10/02/2028	336,490
4,451	Senior Secured First Lien Term Loan (3 mo. SOFR US + 3.20% + 1.40% PIK, 1.00% Floor)	9.93%	10/02/2028	3,877
174,026	Senior Secured First Lien Term Loan (3 mo. SOFR US + 2.50% + 2.50% PIK, 1.00% Floor)	10.33%	10/02/2028	179,421
2,574	Senior Secured First Lien Term Loan (3 mo. SOFR US + 2.50% + 2.50% PIK, 1.00% Floor)	10.33%	10/02/2028	2,653
155,000	Senior Secured Second Lien Term Loan (3 mo. SOFR US + 6.75%, 0.50% Floor)	12.05%	10/01/2029	91,084
	TricorBraun Holdings, Inc.
791,837	Senior Secured First Lien Term Loan (1 mo. SOFR US + 3.25%, 0.50% Floor)	8.69%	03/03/2028	791,591
	Trident TPI Holdings, Inc.
1,131,546	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 4.00%)	9.34%	09/18/2028	1,111,681
				5,956,433
ELECTRONICS/ELECTRIC - 14.5%
	Access CIG LLC
1,022,275	Senior Secured First Lien Term Loan (3 mo. SOFR US + 5.00%, 0.50% Floor)	10.34%	08/18/2028	1,030,106
	Applied Systems, Inc.

PRINCIPAL AMOUNT $/SHARES	SECURITY DESCRIPTION	RATE	MATURITY	VALUE $
340,000	Senior Secured First Lien Term Loan (3 mo. SOFR US + 3.50%, 0.00% Floor)	8.85%		02/24/2031	342,917
235,000	Senior Secured Second Lien Term Loan (3 mo. SOFR US + 5.25%, 0.00% Floor)	10.60%		02/23/2032	243,641
	Astra Acquisition Corp.
404,876	Senior Secured Second Lien Term Loan (3 mo. SOFR US + 8.88%, 0.75% Floor)	14.22%		10/25/2029	106,661
	Asurion LLC
419,897	Senior Secured First Lien Term Loan (1 mo. SOFR US + 3.25%, 0.00% Floor)	8.71%		12/23/2026	416,981
695,868	Senior Secured First Lien Term Loan (1 mo. SOFR US + 3.25%, 0.00% Floor)	8.69%		07/30/2027	685,107
135,000	Senior Secured Second Lien Term Loan (1 mo. SOFR US + 5.25%, 0.00% Floor)	10.69%		02/03/2028	126,141
114,022	Senior Secured First Lien Term Loan (1 mo. SOFR US + 4.25%, 0.00% Floor)	9.68%		08/21/2028	113,322
500,000	Senior Secured Second Lien Term Loan (1 mo. SOFR US + 5.25%, 0.00% Floor)	10.70%		01/22/2029	462,695
	Boost Newco Borrower LLC
915,000	Senior Secured First Lien Term Loan (3 mo. SOFR US + 3.00%, 0.00% Floor)	8.33%		01/31/2031	917,416
	Boxer Parent Co., Inc.
1,263,650	Senior Secured First Lien Term Loan (1 mo. SOFR US + 4.00%, 0.00% Floor)	9.59%		12/29/2028	1,267,819
	Castle US Holding Corp.
240,945	Senior Secured First Lien Term Loan (3 mo. SOFR US + 3.75%, 0.00% Floor)	9.21%		01/29/2027	151,042
	Central Parent, Inc.
1,929,975	Senior Secured First Lien Term Loan (1 mo. SOFR US + 3.25%, 0.00% Floor)	8.58%		07/06/2029	1,907,663
	Chariot Buyer LLC
314,213	Senior Secured First Lien Term Loan (1 mo. SOFR US + 3.50%, 0.50% Floor)	9.09%		11/03/2028	315,488
	Coherent Corp.
122,378	Senior Secured First Lien Term Loan (1 mo. SOFR US + 2.50%, 0.50% Floor)	7.83%		07/02/2029	122,623
	Conservice Midco LLC
447,638	Senior Secured First Lien Term Loan (1 mo. SOFR US + 4.00%, 0.00% Floor)	9.34%		05/13/2027	448,688
	Constant Contact, Inc.
687,848	Senior Secured First Lien Term Loan (3 mo. SOFR US + 4.00%, 0.75% Floor)	9.33%		02/10/2028	678,535
	Cornerstone OnDemand, Inc.
523,713	Senior Secured First Lien Term Loan (1 mo. SOFR US + 3.75%, 0.50% Floor)	9.19%		10/16/2028	495,781
	Cyxtera DC Holdings, Inc.
288,397	Senior Secured Term Loan (1 mo. Term SOFR + 3.00%)	7.30%	(b)	05/01/2026	5,768
	Dcert Buyer, Inc.
675,398	Senior Secured First Lien Term Loan (1 mo. SOFR US + 4.00%, 0.00% Floor)	9.33%		10/16/2026	659,779
183,653	Senior Secured Second Lien Term Loan (1 mo. SOFR US + 7.00%, 0.00% Floor)	12.34%		02/16/2029	164,829
	DG Investment Intermediate Holdings 2, Inc.
377,084	Senior Secured First Lien Term Loan (1 mo. SOFR US + 3.75%, 0.75% Floor)	9.21%		03/31/2028	377,164
252,431	Senior Secured First Lien Term Loan (1 mo. SOFR US + 4.75%, 0.75% Floor)	10.08%		03/31/2028	253,535
150,000	Senior Secured Second Lien Term Loan (1 mo. SOFR US + 6.75%, 0.75% Floor)	12.21%		03/29/2029	147,446
	Ellucian Holdings, Inc.
1,121,984	Senior Secured First Lien Term Loan (1 mo. SOFR US + 3.50%, 0.50% Floor)	8.94%		10/29/2029	1,128,412
	Epicor Software Corp.
250,598	Senior Secured First Lien Term Loan (1 mo. SOFR US + 3.25%, 0.00% Floor)	8.59%		05/30/2031	251,955
	Gainwell Acquisition Corp.

PRINCIPAL AMOUNT $/SHARES	SECURITY DESCRIPTION	RATE	MATURITY	VALUE $
1,384,933	Senior Secured First Lien Term Loan (3 mo. SOFR US + 4.00%, 0.75% Floor)	9.40%	10/01/2027	1,344,534
	Helios Software Holdings, Inc.
660,780	Senior Secured First Lien Term Loan (3 mo. SOFR US + 3.75%, 0.00% Floor)	9.10%	07/15/2030	663,377
	Informatica LLC
766,240	Senior Secured First Lien Term Loan (1 mo. SOFR US + 2.25%, 0.00% Floor)	7.58%	10/30/2028	769,593
	ION Trading Technologies Sarl
248,530	Senior Secured First Lien Term Loan (3 mo. SOFR US + 4.00%, 0.00% Floor)	9.35%	04/03/2028	248,581
	Ivanti Software, Inc.
312,385	Senior Secured First Lien Term Loan (3 mo. SOFR US + 4.25%, 0.75% Floor)	9.60%	12/01/2027	249,250
	McAfee T/L B
831,365	Senior Secured First Lien Term Loan (1 mo. SOFR US + 3.25%, 0.50% Floor)	8.59%	03/01/2029	831,560
	Mirion Technologies US, Inc.
424,248	Senior Secured First Lien Term Loan (3 mo. SOFR US + 2.25%, 0.50% Floor)	7.60%	10/20/2028	425,377
	Mitchell International, Inc.
1,700,000	Senior Secured First Lien Term Loan (1 mo. SOFR US + 3.25%, 0.50% Floor)	8.59%	06/17/2031	1,687,657
375,000	Senior Secured Term Loan (1 mo. Term SOFR + 5.25%)	10.59%	06/17/2032	374,768
	Newfold Digital Holdings Group, Inc.
548,349	Senior Secured First Lien Term Loan (1 mo. SOFR US + 3.50%, 0.75% Floor)	8.73%	02/10/2028	510,650
	Polaris Newco LLC
553,182	Senior Secured First Lien Term Loan (3 mo. SOFR US + 4.00%, 0.50% Floor)	9.44%	06/05/2028	553,622
	Proofpoint, Inc.
1,053,046	Senior Secured First Lien Term Loan (1 mo. SOFR US + 3.00%, 0.50% Floor)	8.34%	08/31/2028	1,055,221
	Sedgwick Claims Management Services, Inc.
970,000	Senior Secured Term Loan (1 mo. Term SOFR + 3.00%)	8.34%	06/30/2031	967,575
	SS&C Technologies, Inc.
569,886	Senior Secured First Lien Term Loan (1 mo. SOFR US + 2.00%, 0.00% Floor)	7.33%	05/09/2031	571,362
	Travelport Finance Luxembourg Sarl
344,799	Senior Secured First Lien Term Loan (3 mo. SOFR US + 1.39%, 1.00% Floor)	12.34%	09/29/2028	314,002
99,509	Senior Secured First Lien Term Loan (3 mo. SOFR US + 1.39%, 1.00% Floor)	12.34%	09/29/2028	90,621
	UKG, Inc.
1,560,122	Senior Secured First Lien Term Loan (1 mo. SOFR US + 3.25%, 0.00% Floor)	8.83%	02/10/2031	1,567,789
	Ultra Clean Holdings, Inc.
414,755	Senior Secured First Lien Term Loan (1 mo. SOFR US + 3.50%, 0.00% Floor)	8.83%	02/25/2028	416,657
	Wec US Holdings Ltd.
900,000	Senior Secured First Lien Term Loan (1 mo. SOFR US + 2.75%, 0.00% Floor)	8.09%	01/27/2031	901,886
				26,365,596
ENERGY - 2.7%
	BCP Renaissance Parent LLC
526,047	Senior Secured First Lien Term Loan (3 mo. SOFR US + 3.25%, 1.00% Floor)	8.58%	10/31/2028	527,938
	Brazos Delaware II LLC
79,800	Senior Secured First Lien Term Loan (1 mo. SOFR US + 3.50%, 0.50% Floor)	8.84%	02/11/2030	80,219
	Buckeye Partners LP
298,500	Senior Secured First Lien Term Loan (1 mo. SOFR US + 2.00%, 0.00% Floor)	7.33%	11/02/2026	299,139
	Compass Power Generation LLC
901,718	Senior Secured First Lien Term Loan (1 mo. SOFR US + 4.25%, 1.00% Floor)	9.70%	04/16/2029	910,031

PRINCIPAL AMOUNT $/SHARES	SECURITY DESCRIPTION	RATE	MATURITY	VALUE $
	Delek US Holdings, Inc.
312,393	Senior Secured First Lien Term Loan (1 mo. SOFR US + 3.50%, 0.50% Floor)	8.94%	11/19/2029	313,927
	Freeport LNG Investments LLLP
508,119	Senior Secured First Lien Term Loan (3 mo. SOFR US + 3.50%, 0.50% Floor)	8.85%	12/21/2028	508,187
	GIP II Blue Holding LP
281,496	Senior Secured First Lien Term Loan (1 mo. SOFR US + 3.75%, 1.00% Floor)	9.08%	09/29/2028	284,762
	GIP Pilot Acquisition Partners LP
349,125	Senior Secured First Lien Term Loan (1 mo. SOFR US + 2.50%, 0.00% Floor)	7.85%	10/04/2030	349,998
	Hamilton Projects Acquiror LLC
165,000	Senior Secured First Lien Term Loan (1 mo. SOFR US + 3.75%, 0.50% Floor)	9.09%	05/30/2031	166,267
	Oryx Midstream Services Permian Basin LLC
726,350	Senior Secured First Lien Term Loan (1 mo. SOFR US + 3.00%, 0.50% Floor)	8.44%	10/05/2028	727,712
	Par Petroleum LLC
237,000	Senior Secured First Lien Term Loan (3 mo. SOFR US + 3.75%, 0.50% Floor)	9.08%	02/28/2030	238,258
	Traverse Midstream Partners LLC
244,144	Senior Secured First Lien Term Loan (3 mo. SOFR US + 3.50%, 0.50% Floor)	8.94%	02/16/2028	245,442
	WhiteWater DBR HoldCo LLC
315,000	Senior Secured First Lien Term Loan (3 mo. SOFR US + 2.75%, 0.00% Floor)	8.08%	03/03/2031	316,035
				4,967,915
FINANCE - 2.3%
	Allspring Buyer LLC
1,000,780	Senior Secured First Lien Term Loan (3 mo. SOFR US + 3.25%, 0.50% Floor)	8.58%	11/01/2028	999,884
	Edelman Financial Engines Center LLC
673,669	Senior Secured First Lien Term Loan (1 mo. SOFR US + 3.25%, 0.00% Floor)	8.58%	04/07/2028	675,407
335,000	Senior Secured Second Lien Term Loan (1 mo. SOFR US + 5.25%)	10.59%	10/31/2028	336,256
	Focus Financial Partners LLC
664,560	Senior Secured First Lien Term Loan (1 mo. SOFR US + 2.50%, 0.50% Floor)	7.83%	06/30/2028	664,716
681,575	Senior Secured First Lien Term Loan (1 mo. SOFR US + 2.75%, 0.50% Floor)	8.09%	06/30/2028	681,674
	Hightower Holding LLC
903,180	Senior Secured First Lien Term Loan (3 mo. SOFR US + 4.00%, 0.75% Floor)	9.59%	04/21/2028	906,427
				4,264,364
FINANCIAL INTERMEDIARIES - 0.3%
	Greystone Select Financial LLC
220,800	Senior Secured First Lien Term Loan (3 mo. SOFR US + 5.00%, 0.75% Floor)	10.33%	06/19/2028	220,248
	Walker & Dunlop, Inc.
355,875	Senior Secured First Lien Term Loan (1 mo. SOFR US + 2.25%, 0.50% Floor)	7.68%	12/18/2028	355,875
				576,123
FINANCIALS - 0.3%
	CPI Holdco B LLC
235,000	Senior Secured First Lien Term Loan (1 mo. SOFR US + 2.00%, 0.00% Floor)	7.34%	05/19/2031	235,038
	GTCR Everest Borrower LLC
310,000	Senior Secured Term Loan (1 mo. Term SOFR + 3.00%)	8.35%	06/03/2031	310,581
				545,619
FOOD PRODUCTS - 1.0%
	CHG PPC Parent LLC
832,700	Senior Secured First Lien Term Loan (1 mo. SOFR US + 3.00%, 0.50% Floor)	8.44%	12/08/2028	835,307
	H-Food Holdings LLC

PRINCIPAL AMOUNT $/SHARES	SECURITY DESCRIPTION	RATE	MATURITY	VALUE $
219,622	Senior Secured First Lien Term Loan (3 mo. SOFR US + 3.69%, 0.00% Floor)	9.03%	05/30/2025	161,628
	Monogram Food Solutions LLC
828,750	Senior Secured First Lien Term Loan (1 mo. SOFR US + 4.00%, 0.50% Floor)	9.46%	08/28/2028	830,822
				1,827,757
HEALTHCARE - 10.6%
	ADMI Corp.
410,776	Senior Secured First Lien Term Loan (1 mo. SOFR US + 3.75%, 0.50% Floor)	9.21%	12/23/2027	403,333
532,325	Senior Secured First Lien Term Loan (1 mo. SOFR US + 5.75%, 0.00% Floor)	11.09%	12/23/2027	536,759
	AthenaHealth Group, Inc.
1,141,651	Senior Secured First Lien Term Loan (1 mo. SOFR US + 3.25%, 0.50% Floor)	8.58%	02/15/2029	1,139,334
	Aveanna Healthcare LLC
580,434	Senior Secured First Lien Term Loan (3 mo. SOFR US + 3.75%, 0.50% Floor)	9.18%	07/17/2028	557,219
376,650	Senior Secured Second Lien Term Loan (3 mo. SOFR US + 7.00%, 0.50% Floor)	12.43%	12/10/2029	347,930
	Bausch + Lomb Corp.
1,142,297	Senior Secured First Lien Term Loan (1 mo. SOFR US + 3.25%, 0.50% Floor)	8.68%	05/10/2027	1,131,588
277,900	Senior Secured First Lien Term Loan (1 mo. SOFR US + 4.00%, 0.00% Floor)	9.44%	09/29/2028	277,728
	Catalent Pharma Solutions, Inc.
567,666	Senior Secured First Lien Term Loan (1 mo. SOFR US + 2.00%, 0.50% Floor)	7.44%	02/22/2028	568,092
	CHG Healthcare Services, Inc.
547,957	Senior Secured First Lien Term Loan (1 mo. SOFR US + 3.25%, 0.50% Floor)	8.71%	09/29/2028	549,439
49,263	Senior Secured First Lien Term Loan (1 mo. SOFR US + 3.75%, 0.50% Floor)	9.06%	10/02/2028	49,464
537,787	Senior Secured First Lien Term Loan (1 mo. SOFR US + 3.75%, 0.50% Floor)	9.06%	10/02/2028	539,973
	CNT Holdings I Corp.
124,375	Senior Secured First Lien Term Loan (3 mo. SOFR US + 3.50%, 0.75% Floor)	8.84%	11/08/2027	124,825
	Concentra Health Services, Inc.
355,000	Senior Secured Term Loan (1 mo. Term SOFR + 2.25%)	7.59%	06/26/2031	356,775
	Cotiviti, Inc.
802,988	Senior Secured First Lien Term Loan (1 mo. SOFR US + 3.25%, 0.00% Floor)	8.59%	04/30/2031	800,980
	FinThrive Software Intermediate Holdings, Inc.
301,035	Senior Secured First Lien Term Loan (1 mo. SOFR US + 4.00%, 0.50% Floor)	9.44%	12/18/2028	246,473
	Fortrea Holdings, Inc.
44,463	Senior Secured First Lien Term Loan (1 mo. SOFR US + 3.75%, 0.50% Floor)	9.09%	07/01/2030	44,518
	LifePoint Health, Inc.
1,152,031	Senior Secured First Lien Term Loan (3 mo. SOFR US + 4.75%, 0.00% Floor)	10.08%	11/16/2028	1,159,739
125,000	Senior Secured First Lien Term Loan (3 mo. SOFR US + 4.00%)	9.33%	05/14/2031	125,333
	Maravai Intermediate Holdings LLC
492,307	Senior Secured First Lien Term Loan (3 mo. SOFR US + 3.00%, 0.50% Floor)	8.33%	10/19/2027	487,384
	Medline Borrower LP
235,000	Senior Secured Term Loan (1 mo. Term SOFR + 2.25%)	7.58%	10/23/2028	235,294
845,169	Senior Secured First Lien Term Loan (1 mo. SOFR US + 2.75%, 0.50% Floor)	8.09%	10/23/2028	847,810
	Option Care Health, Inc.
94,757	Senior Secured First Lien Term Loan (1 mo. SOFR US + 2.25%, 0.50% Floor)	7.69%	10/27/2028	95,507
	Pacific Dental Services, Inc.

PRINCIPAL AMOUNT $/SHARES	SECURITY DESCRIPTION	RATE	MATURITY	VALUE $
638,400	Senior Secured First Lien Term Loan (1 mo. SOFR US + 3.25%, 0.00% Floor)	8.58%	03/17/2031	640,462
	Packaging Coordinators Midco, Inc.
995,000	Senior Secured First Lien Term Loan (3 mo. SOFR US + 3.25%, 0.75% Floor)	8.59%	11/30/2027	999,562
	Phoenix Newco, Inc.
1,511,801	Senior Secured First Lien Term Loan (1 mo. SOFR US + 3.25%, 0.50% Floor)	8.69%	11/15/2028	1,516,759
	PointClickCare Technologies, Inc.
287,140	Senior Secured First Lien Term Loan (3 mo. SOFR US + 3.00%, 0.75% Floor)	8.35%	12/29/2027	288,934
	Radiology Partners T/L
688,499	Senior Secured First Lien Term Loan (3 mo. SOFR US + 3.50%, 0.00% Floor)	9.09%	01/31/2029	654,763
9,711	Senior Secured First Lien Term Loan (3 mo. SOFR US + 3.50% + 1.50% PIK, 0.00% Floor)	9.09%	01/31/2029	9,235
	Radnet Management, Inc.
225,000	Senior Secured First Lien Term Loan (3 mo. SOFR US + 2.50%, 0.00% Floor)	7.84%	04/10/2031	225,422
	Select Medical Corp.
987,679	Senior Secured First Lien Term Loan (1 mo. SOFR US + 3.00%, 0.00% Floor)	8.44%	03/05/2027	989,323
	Sotera Health Holdings LLC
1,640,000	Senior Secured First Lien Term Loan (1 mo. SOFR US + 3.25%)	8.59%	05/30/2031	1,639,318
	Sound Inpatient Physicians Holdings LLC
300,000	Senior Secured Second Lien Term Loan (3 mo. SOFR US + 6.75%, 0.00% Floor)	12.09%	06/29/2026	48,470
	Southern Veterinary Partners LLC
1,220,800	Senior Secured First Lien Term Loan (1 mo. SOFR US + 3.75%, 1.00% Floor)	9.08%	10/05/2027	1,224,870
	Team Health Holdings, Inc.
242,221	Senior Secured First Lien Term Loan (3 mo. SOFR US + 5.25%, 1.00% Floor)	10.58%	03/02/2027	226,356
				19,088,971
HOTELS/MOTELS/INNS AND CASINOS - 7.8%
	1011778 BC ULC
360,000	Senior Secured First Lien Term Loan (1 mo. SOFR US + 1.75%, 0.00% Floor)	7.09%	09/23/2030	359,545
	Alterra Mountain Co.
825,209	Senior Secured First Lien Term Loan (1 mo. SOFR US + 3.25%, 0.00% Floor)	8.58%	08/17/2028	828,993
402,750	Senior Secured First Lien Term Loan (1 mo. SOFR US + 3.50%, 0.00% Floor)	8.83%	05/31/2030	405,456
	Bally’s Corp.
764,706	Senior Secured First Lien Term Loan (3 mo. SOFR US + 3.25%, 0.50% Floor)	8.84%	10/02/2028	727,985
	Caesars Entertainment, Inc.
255,825	Senior Secured First Lien Term Loan (1 mo. SOFR US + 2.75%, 0.50% Floor)	8.08%	02/06/2030	256,324
648,375	Senior Secured First Lien Term Loan (3 mo. SOFR US + 2.75%, 0.50% Floor)	8.08%	02/06/2031	649,691
	Carnival Corp.
87,750	Senior Secured First Lien Term Loan (1 mo. SOFR US + 2.75%, 0.75% Floor)	8.09%	08/09/2027	88,299
468,988	Senior Secured First Lien Term Loan (1 mo. SOFR US + 2.75%, 0.75% Floor)	8.09%	10/18/2028	470,819
	Cedar Fair LP
255,000	Senior Secured First Lien Term Loan (1 mo. SOFR US + 2.00%, 0.00% Floor)	7.33%	05/01/2031	254,881
	ClubCorp Holdings, Inc.
568,242	Senior Secured First Lien Term Loan (3 mo. SOFR US + 5.00%, 0.00% Floor)	10.34%	09/18/2026	571,936
23,191	Senior Secured First Lien Term Loan (3 mo. SOFR US + 5.00%, 0.00% Floor)	10.34%	09/18/2026	23,342
	Fertitta Entertainment LLC/NV

PRINCIPAL AMOUNT $/SHARES	SECURITY DESCRIPTION	RATE	MATURITY	VALUE $
1,658,130	Senior Secured First Lien Term Loan (1 mo. SOFR US + 3.75%, 0.50% Floor)	9.33%		01/29/2029	1,661,961
	Flutter Financing BV
223,875	Senior Secured First Lien Term Loan (3 mo. SOFR US + 2.25%, 0.50% Floor)	7.69%		11/29/2030	224,272
	Hilton Domestic Operating Co., Inc.
40,000	Senior Secured First Lien Term Loan (1 mo. SOFR US + 1.75%, 0.00% Floor)	7.08%		11/08/2030	40,086
	Hilton Grand Vacations Borrower LLC
443,888	Senior Secured First Lien Term Loan (1 mo. SOFR US + 2.75%, 0.00% Floor)	8.20%		01/17/2031	444,442
	LC Ahab US Bidco LLC
580,000	Senior Secured First Lien Term Loan (1 mo. SOFR US + 3.50%, 0.00% Floor)	8.83%		05/01/2031	581,815
	Motion Finco Sarl
1,012,463	Senior Secured First Lien Term Loan (3 mo. SOFR US + 3.50%, 0.00% Floor)	8.83%		11/30/2029	1,013,982
	Ontario Gaming GTA LP
940,752	Senior Secured First Lien Term Loan (3 mo. SOFR US + 4.25%, 0.50% Floor)	9.58%		08/01/2030	946,482
	PCI Gaming Authority
275,569	Senior Secured Term Loan (1 mo. Term SOFR + 2.00%)	7.34%		06/06/2031	275,431
	Playa Resorts Holding BV
936,567	Senior Secured First Lien Term Loan (1 mo. SOFR US + 2.75%, 0.50% Floor)	8.09%		01/05/2029	938,267
	SMG US Midco 2, Inc.
918,269	Senior Secured First Lien Term Loan (6 mo. SOFR US + 2.50%, 0.00% Floor)	7.82%		01/23/2025	918,732
335,296	Senior Secured First Lien Term Loan (6 mo. SOFR US + 2.50%, 0.00% Floor)	7.82%		01/23/2025	335,466
	Station Casinos LLC
264,338	Senior Secured First Lien Term Loan (1 mo. SOFR US + 2.25%, 0.00% Floor)	7.58%		03/14/2031	264,538
	Whatabrands LLC
943,993	Senior Secured First Lien Term Loan (1 mo. SOFR US + 2.75%, 0.50% Floor)	8.08%		08/03/2028	945,295
	Wyndham Hotels & Resorts, Inc.
924,265	Senior Secured First Lien Term Loan (1 mo. SOFR US + 1.75%, 0.00% Floor)	7.09%		05/28/2030	926,511
					14,154,551
INDUSTRIAL EQUIPMENT - 5.2%
	AI Aqua Merger Sub, Inc.
1,132,843	Senior Secured First Lien Term Loan (1 mo. SOFR US + 4.00%, 0.50% Floor)	9.10%		07/31/2028	1,136,140
	BCPE Empire Holdings, Inc.
1,001,449	Senior Secured First Lien Term Loan (1 mo. SOFR US + 4.00%, 0.50% Floor)	9.34%		12/26/2028	1,002,891
	Castlelake Aviation One DAC
570	Senior Secured First Lien Term Loan (3 mo. LIBOR US + 2.75%, 0.50% Floor)	7.85%	(c)	10/22/2026	572
903,517	Senior Secured First Lien Term Loan (3 mo. SOFR US + 2.50%, 0.50% Floor)	7.85%		10/22/2026	906,119
	Columbus McKinnon Corp./NY
469,122	Senior Secured First Lien Term Loan (3 mo. SOFR US + 2.50%, 0.50% Floor)	7.96%		05/15/2028	472,936
	Crosby US Acquisition Corp.
218,900	Senior Secured First Lien Term Loan (1 mo. SOFR US + 4.00%, 0.50% Floor)	9.33%		08/16/2029	220,382
	Emrld Borrower LP
420,000	Senior Secured Term Loan (1 mo. Term SOFR + 2.50%)	7.83%		06/18/2031	420,525
	Gates Global LLC
289,838	Senior Secured First Lien Term Loan (1 mo. SOFR US + 3.00%, 0.50% Floor)	7.58%		11/16/2029	290,691
	Lummus Technology Holdings V LLC
549,614	Senior Secured First Lien Term Loan (1 mo. SOFR US + 3.50%, 0.00% Floor)	8.94%		12/31/2029	552,362
	Madison IAQ LLC

PRINCIPAL AMOUNT $/SHARES	SECURITY DESCRIPTION	RATE	MATURITY	VALUE $
1,013,536	Senior Secured First Lien Term Loan (1 mo. SOFR US + 2.75%, 0.50% Floor)	8.08%		06/21/2028	1,015,730
	Restaurant Technologies, Inc.
840,726	Senior Secured First Lien Term Loan (3 mo. SOFR US + 4.25%, 0.50% Floor)	9.55%		04/02/2029	819,485
79,808	Senior Secured First Lien Term Loan (3 mo. SOFR US + 4.25%, 0.50% Floor)	9.55%		04/02/2029	77,792
79,808	Senior Secured First Lien Term Loan (3 mo. SOFR US + 4.25%, 0.50% Floor)	9.55%		04/02/2029	77,792
	Spin Holdco, Inc.
277,852	Senior Secured First Lien Term Loan (3 mo. SOFR US + 4.00%, 0.75% Floor)	9.34%		03/06/2028	238,085
	Titan Acquisition Ltd./Canada
845,000	Senior Secured First Lien Term Loan (6 mo. SOFR US + 5.00%, 0.00% Floor)	10.34%		02/15/2029	847,996
	TK Elevator US Newco, Inc.
714,824	Senior Secured First Lien Term Loan (3 mo. SOFR US + 3.50%, 0.50% Floor)	8.83%		04/30/2030	719,402
410,613	Senior Secured First Lien Term Loan (3 mo. SOFR US + 3.50%, 0.50% Floor)	8.83%		04/30/2030	413,243
	White Cap Buyer LLC
165,000	Senior Secured Term Loan (1 mo. Term SOFR + 3.25%)	8.58%		10/19/2029	165,469
					9,377,612
INSURANCE - 3.8%
	Acrisure LLC
1,164,835	Senior Secured First Lien Term Loan (3 mo. SOFR US + 3.25%, 0.00% Floor)	8.59%		11/06/2030	1,164,840
	Alliant Holdings Intermediate LLC
805,950	Senior Secured First Lien Term Loan (1 mo. SOFR US + 3.50%, 0.50% Floor)	8.83%		11/06/2030	808,843
	AmWINS Group, Inc.
154,600	Senior Secured First Lien Term Loan (1 mo. SOFR US + 2.25%, 0.75% Floor)	7.70%		02/22/2028	154,660
	Ardonagh Group Finco Pty Ltd.
840,000	Senior Secured Term Loan (1 mo. Term SOFR + 3.75%)	9.09%		02/28/2031	835,800
	AssuredPartners, Inc.
937,650	Senior Secured First Lien Term Loan (1 mo. SOFR US + 3.50%, 0.50% Floor)	8.83%		02/14/2031	941,166
	BroadStreet Partners, Inc.
445,000	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 3.25%)	8.58%		06/16/2031	444,333
	Cross Financial Corp.
535,902	Senior Secured First Lien Term Loan (1 mo. SOFR US + 3.50%, 0.75% Floor)	8.84%		09/15/2027	538,581
	OneDigital Borrower LLC
533,632	Senior Secured First Lien Term Loan (1 mo. SOFR US + 4.25%, 0.50% Floor)	9.75%		11/16/2027	532,965
1,155,000	Senior Secured Term Loan (1 mo. Term SOFR + 3.25%)	8.58%		06/13/2031	1,153,562
385,000	Senior Secured Term Loan (1 mo. Term SOFR + 5.25%)	10.58%		06/14/2032	384,038
					6,958,788
MEDIA - 2.0%
	ABG Intermediate Holdings 2 LLC
520,000	Senior Secured Term Loan (1 mo. Term SOFR + 2.75%)	8.08%		12/21/2028	521,139
	Acuris Finance US, Inc.
837,249	Senior Secured First Lien Term Loan (3 mo. SOFR US + 4.00%, 0.50% Floor)	9.33%		02/16/2028	838,467
	CMG Media Corp.
215,360	Senior Secured First Lien Term Loan (3 mo. SOFR US + 3.50%, 0.00% Floor)	8.90%		12/17/2026	171,704
	CSC Holdings LLC
709,443	Senior Secured First Lien Term Loan (1 Month Synthetic LIBOR + 2.50%, 0.00% Floor)	7.93%	(c)	04/15/2027	591,388
	Directv Financing LLC
408,875	Senior Secured First Lien Term Loan (1 mo. SOFR US + 5.00%, 0.75% Floor)	10.44%		08/02/2027	410,204

PRINCIPAL AMOUNT $/SHARES	SECURITY DESCRIPTION	RATE	MATURITY	VALUE $
	NEP Group, Inc.
657,449	Senior Secured First Lien Term Loan (1 mo. SOFR US + 3.25% + 1.50% PIK, 0.00% Floor)	8.71%		08/19/2026	625,123
34,880	Senior Secured First Lien Term Loan (1 mo. SOFR US + 3.25% + 1.50% PIK, 0.00% Floor)	8.71%		08/19/2026	33,165
	United Talent Agency LLC
249,375	Senior Secured First Lien Term Loan (1 mo. SOFR US + 3.75%, 0.00% Floor)	9.08%		07/07/2028	250,934
	Univision Communications, Inc.
205,800	Senior Secured First Lien Term Loan (3 mo. SOFR US + 4.25%, 0.50% Floor)	9.57%		06/25/2029	206,057
					3,648,181
MINING - 0.2%
	Foresight Energy LLC
385,985	Senior Secured First Lien Term Loan (3 mo. SOFR US + 8.00%, 1.50% Floor)	13.33%	(d)	06/30/2027	385,985
PHARMACEUTICALS - 1.3%
	Curium Bidco Sarl
367,348	Senior Secured First Lien Term Loan (3 mo. SOFR US + 4.00%, 0.00% Floor)	9.35%		07/31/2029	369,417
242,615	Senior Secured First Lien Term Loan (3 mo. SOFR US + 4.00%, 0.00% Floor)	9.35%		07/31/2029	243,981
107,800	Senior Secured First Lien Term Loan (3 mo. SOFR US + 4.00%, 0.00% Floor)	9.35%		07/31/2029	108,407
	Grifols Worldwide Operations USA, Inc.
594,516	Senior Secured First Lien Term Loan (1 mo. SOFR US + 2.00%, 0.00% Floor)	7.47%		11/15/2027	585,599
	Organon & Co.
343,331	Senior Secured First Lien Term Loan (1 mo. SOFR US + 2.50%, 0.50% Floor)	7.84%		05/17/2031	343,974
	Perrigo Investments LLC
709,182	Senior Secured First Lien Term Loan (1 mo. SOFR US + 2.25%, 0.50% Floor)	7.69%		04/20/2029	708,738
					2,360,116
REAL ESTATE - 0.8%
	Iron Mountain, Inc.
840,775	Senior Secured First Lien Term Loan (1 mo. SOFR US + 2.25%, 0.00% Floor)	7.59%		01/31/2031	838,320
	Starwood Property T/L B
507,275	Senior Secured First Lien Term Loan (1 mo. SOFR US + 2.75%, 0.00% Floor)	8.09%		11/18/2027	509,811
					1,348,131
RETAILERS (OTHER THAN FOOD/DRUG) - 3.5%
	Apro LLC
620,000	Senior Secured Term Loan (1 mo. Term SOFR + 3.75%)	9.08%		06/26/2031	620,775
	EG America LLC
85,450	Senior Secured First Lien Term Loan (Daily US Secured Overnight Financing Rate + 4.25%, 0.50% Floor)	9.69%		03/31/2026	85,450
498,747	Senior Secured First Lien Term Loan (Daily US Secured Overnight Financing Rate + 5.50%, 0.00% Floor)	10.94%		02/07/2028	493,552
	Great Outdoors Group LLC
964,912	Senior Secured First Lien Term Loan (1 mo. SOFR US + 3.75%, 0.75% Floor)	9.21%		03/06/2028	965,317
	Harbor Freight Tools USA, Inc.
440,000	Senior Secured First Lien Term Loan (1 mo. SOFR US + 2.50%)	7.83%		06/11/2031	439,276
	HomeServe USA Corp.
334,163	Senior Secured First Lien Term Loan (1 mo. SOFR US + 2.50%, 0.00% Floor)	7.84%		10/21/2030	335,382
	Mavis Tire Express Services Topco Corp.
775,934	Senior Secured First Lien Term Loan (1 mo. SOFR US + 3.75%, 0.75% Floor)	9.08%		05/04/2028	778,626
	Michaels Cos., Inc.
373,134	Senior Secured First Lien Term Loan (3 mo. SOFR US + 4.25%, 0.75% Floor)	9.58%		04/17/2028	336,329
	PetSmart LLC

PRINCIPAL AMOUNT $/SHARES	SECURITY DESCRIPTION	RATE	MATURITY	VALUE $
1,267,733	Senior Secured First Lien Term Loan (1 mo. SOFR US + 3.75%, 0.75% Floor)	9.18%	02/14/2028	1,265,617
	StubHub Holdco Sub LLC
645,303	Senior Secured First Lien Term Loan (1 mo. SOFR US + 4.75%, 0.00% Floor)	10.08%	03/15/2030	646,313
	Upbound Group, Inc.
368,017	Senior Secured First Lien Term Loan (1 mo. SOFR US + 2.75%, 0.50% Floor)	8.09%	02/17/2028	369,782
				6,336,419
TECHNOLOGY - 0.7%
	CommScope, Inc.
182,314	Senior Secured First Lien Term Loan (1 mo. SOFR US + 3.25%, 0.00% Floor)	8.69%	04/06/2026	164,929
	Modena Buyer LLC
500,000	Senior Secured Term Loan (1 mo. Term SOFR + 4.50%)	9.83%	04/21/2031	488,673
	Tiger Acquisition LLC
603,222	Senior Secured First Lien Term Loan (1 mo. SOFR US + 3.25%, 0.50% Floor)	8.68%	06/01/2028	599,216
				1,252,818
TELECOMMUNICATIONS - 2.5%
	Altice France SA/France
719,246	Senior Secured First Lien Term Loan (3 mo. SOFR US + 5.50%, 0.00% Floor)	10.83%	08/31/2028	530,444
	Aventiv Technologies LLC
203,494	Senior Secured First Lien Term Loan (3 mo. SOFR US + 1.00%, 1.00% Floor)	10.68%	07/31/2025	167,035
2,091	Senior Secured First Lien Term Loan (3 mo. SOFR US + 1.00%, 1.00% Floor)	10.68%	07/31/2025	1,717
13,403	Senior Secured First Lien Term Loan (1 mo. SOFR US + 7.50%, 0.00% Floor)	12.95%	07/31/2025	13,738
	Connect Finco SARL
168,803	Senior Secured First Lien Term Loan (1 mo. SOFR US + 3.50%, 0.50% Floor)	8.84%	12/11/2026	167,115
	Frontier Communications Holdings LLC
690,000	Senior Secured Term Loan (1 mo. Term SOFR + 3.50%)	8.83%	07/01/2031	690,000
	Gogo Intermediate Holdings LLC
843,978	Senior Secured First Lien Term Loan (1 mo. SOFR US + 3.75%, 0.75% Floor)	9.21%	04/28/2028	842,687
	Level 3 Financing T/L B1
132,180	Senior Secured First Lien Term Loan (1 mo. SOFR US + 6.56%, 2.00% Floor)	12.01%	04/16/2029	129,723
132,180	Senior Secured First Lien Term Loan (1 mo. SOFR US + 6.56%, 2.00% Floor)	12.01%	04/15/2030	129,007
	Telesat LLC
139,852	Senior Secured First Lien Term Loan (3 mo. SOFR US + 2.75%, 0.00% Floor)	8.08%	12/07/2026	66,037
	Virgin Media Bristol LLC
1,120,000	Senior Secured First Lien Term Loan (6 mo. SOFR US + 3.25%, 0.00% Floor)	8.68%	03/31/2031	1,060,197
	Zayo Group Holdings, Inc.
473,773	Senior Secured First Lien Term Loan (1 mo. SOFR US + 3.00%, 0.00% Floor)	8.44%	03/09/2027	413,763
	Ziggo Financing Partnership
470,000	Senior Secured First Lien Term Loan (1 mo. SOFR US + 2.50%, 0.00% Floor)	7.94%	04/28/2028	455,345
				4,666,808
TRANSPORTATION - 3.7%
	AAdvantage Loyalty IP Ltd.
712,000	Senior Secured First Lien Term Loan (3 mo. SOFR US + 4.75%, 0.75% Floor)	10.36%	04/20/2028	736,475
	Air Canada
319,200	Senior Secured First Lien Term Loan (3 mo. SOFR US + 2.50%, 0.00% Floor)	7.85%	03/21/2031	320,047
	American Airlines, Inc.
887,885	Senior Secured First Lien Term Loan (6 mo. SOFR US + 2.50%, 0.00% Floor)	7.83%	06/04/2029	887,552

PRINCIPAL AMOUNT $/SHARES	SECURITY DESCRIPTION	RATE	MATURITY	VALUE $
	ASP LS Acquisition Corp.
188,391	Senior Secured First Lien Term Loan (3 mo. SOFR US + 4.50%, 0.75% Floor)	9.83%		05/08/2028	161,049
	Brown Group Holding LLC
850,312	Senior Secured First Lien Term Loan (1 mo. SOFR US + 2.75%, 0.50% Floor)	8.18%		06/07/2028	850,899
	Echo Global Logistics, Inc.
383,447	Senior Secured First Lien Term Loan (1 mo. SOFR US + 3.75%, 0.50% Floor)	8.94%		11/24/2028	379,792
	Kenan Advantage Group, Inc.
598,500	Senior Secured First Lien Term Loan (1 mo. SOFR US + 3.75%, 0.00% Floor)	9.09%		01/25/2029	602,241
	Lasership, Inc.
135,000	Senior Secured Second Lien Term Loan (3 mo. SOFR US + 7.50%, 0.00% Floor)	12.81%		05/07/2029	98,606
	Mileage Plus Holdings LLC
270,000	Senior Secured First Lien Term Loan (3 mo. SOFR US + 5.25%, 1.00% Floor)	10.55%		06/21/2027	275,829
	SkyMiles IP Ltd.
158,832	Senior Secured First Lien Term Loan (3 mo. SOFR US + 3.75%, 1.00% Floor)	9.10%		10/20/2027	162,865
	United Airlines, Inc.
802,988	Senior Secured First Lien Term Loan (1 mo. SOFR US + 2.75%, 0.00% Floor)	8.09%		02/24/2031	805,999
	WestJet Airlines Ltd.
66,569	Senior Secured First Lien Term Loan (1 mo. SOFR US + 3.00%, 1.00% Floor)	8.43%		12/11/2026	66,847
	WestJet Loyalty LP
985,000	Senior Secured First Lien Term Loan (3 mo. SOFR US + 3.75%, 0.00% Floor)	9.18%		02/14/2031	990,664
	WWEX Uni Topco Holdings LLC
332,424	Senior Secured First Lien Term Loan (3 mo. SOFR US + 4.00%, 0.75% Floor)	9.59%		07/26/2028	333,803
					6,672,668
UTILITIES - 1.5%
	CQP Holdco (Blackstone) T/L
693,263	Senior Secured First Lien Term Loan (1 mo. SOFR US + 2.25%, 0.00% Floor)	7.59%		12/31/2030	694,313
	Natgasoline LLC
548,507	Senior Secured First Lien Term Loan (1 mo. SOFR US + 3.50%, 0.00% Floor)	8.94%		11/14/2025	546,793
	NRG Energy, Inc.
418,950	Senior Secured First Lien Term Loan (3 mo. SOFR US + 2.00%, 0.00% Floor)	7.33%		04/16/2031	419,526
	PG&E Corp.
200,000	Senior Secured First Lien Term Loan (1 mo. SOFR US + 2.50%, 0.50% Floor)	7.94%		06/23/2027	201,062
	Vistra Zero Operating Co. LLC
289,275	Senior Secured First Lien Term Loan (1 mo. SOFR US + 2.75%, 0.00% Floor)	8.09%		04/30/2031	290,974
	WaterBridge Midstream Operating LLC
210,000	Senior Secured Term Loan (1 mo. Term SOFR + 4.75%)	10.09%		06/27/2029	208,950
	WaterBridge NDB Operating LLC
310,000	Senior Secured First Lien Term Loan (3 mo. SOFR US + 4.50%, 0.00% Floor)	9.83%		05/10/2029	312,068
					2,673,686
	Total Bank Loans (Cost $158,963,697)				158,105,793
COLLATERALIZED LOAN OBLIGATIONS - 2.8%
	Bridge Street CLO Ltd.
2,000,000	Series 2024-1A-A (3 mo. Term SOFR + 1.60%, 1.60% Floor)	6.92%	(e)	04/20/2037	2,014,094
	Crown City CLO
1,000,000	Series 2023-5A-A1R (3 mo. Term SOFR + 1.60%, 1.60% Floor)	6.92%	(e)	04/20/2037	1,007,568

PRINCIPAL AMOUNT $/SHARES	SECURITY DESCRIPTION	RATE	MATURITY	VALUE $
	Katayma CLO Ltd.
2,000,000	Series 2023-1A-A1 (3 mo. Term SOFR + 2.00%, 2.00% Floor)	7.32%	(e)	10/20/2036	2,020,904
	Total Collateralized Loan Obligations (Cost $5,000,000)				5,042,566
US CORPORATE BONDS - 3.8%
298,000	Allied Universal Holdco LLC / Allied Universal Finance Corp.	6.63%	(e)	07/15/2026	297,375
2,000,000	American Express Co. (SOFR + 1.00%)	6.34%		02/16/2028	2,009,761
1,000,000	Carnival Corp.	4.00%	(e)	08/01/2028	939,743
2,000,000	Charles Schwab Corp. (SOFR + 1.05%)	6.39%		03/03/2027	2,019,930
1,000,000	IRB Holding Corp.	7.00%	(e)	06/15/2025	1,001,078
252,000	Six Flags Theme Parks, Inc.	7.00%	(e)	07/01/2025	253,398
400,000	Univision Communications, Inc.	7.38%	(e)	06/30/2030	372,387
	Total US Corporate Bonds (Cost $6,847,402)				6,893,672
COMMON STOCKS - 0.1%
22,003	Flame Aggregator - Series R(d)(f)				132,458
2,186	Flame Aggregator - Series U(d)(f)				13,160
	Total Common Stocks (Cost $49,603)				145,618
SHORT TERM INVESTMENTS - 8.8%
5,310,181	First American Government Obligations Fund - U	5.26%	(g)		5,310,181
5,310,181	JPMorgan US Government Money Market Fund - IM	5.26%	(g)		5,310,181
5,310,181	MSILF Government Portfolio - Institutional	5.23%	(g)		5,310,181
	Total Short Term Investments (Cost $15,930,543)				15,930,543
	Total Investments - 102.6% (Cost $186,791,245)				186,118,192
	Other Liabilities in Excess of Assets - (2.6)%				(4,633,069)
	NET ASSETS - 100.0%				$181,485,123

SECURITY TYPE BREAKDOWN as a % of Net Assets:
Bank Loans	87.1%
Short Term Investments	8.8%
US Corporate Bonds	3.8%
Collateralized Loan Obligations	2.8%
Common Stocks	0.1%
Other Assets and Liabilities	(2.6)%
Net Assets	100.0%

INVESTMENT BREAKDOWN as a % of Net Assets:
Electronics/Electric	14.5%
Healthcare	10.6%
Short Term Investments	8.8%
Hotels/Motels/Inns and Casinos	7.8%
Industrial Equipment	5.2%
Chemicals/Plastics	4.1%
Insurance	3.8%
Commercial Services	3.7%
Transportation	3.7%
Retailers (other than Food/Drug)	3.5%
Finance	3.4%
Business Equipment and Services	3.4%
Containers and Glass Products	3.3%
Collateralized Loan Obligations	2.8%

Energy	2.7%
Telecommunications	2.5%
Media	2.2%
Consumer Products	2.2%
Aerospace & Defense	1.6%
Construction	1.6%
Utilities	1.5%
Pharmaceuticals	1.3%
Banking	1.1%
Building and Development (including Steel/Metals)	1.1%
Food Products	1.0%
Automotive	0.8%
Real Estate	0.8%
Technology	0.7%
Leisure	0.7%
Beverage and Tobacco	0.6%
Food Service	0.5%
Financial Intermediaries	0.3%
Financials	0.3%
Mining	0.3%
Consumer Staples	0.2%
Other Assets and Liabilities	(2.6)%
Net Assets	100.0%

(a)	Coupon rate is variable or floats based on components including but not limited to reference rate and spread. These securities may not indicate a reference rate and/or spread in their description. The rate disclosed is as of period end.
(b)	Security is in default or has failed to make a scheduled payment. Income is not being accrued.
(c)	Securities referencing LIBOR are expected to transition to an alternative reference rate by the security’s next scheduled coupon reset date.
(d)	Value determined using significant unobservable inputs.
(e)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional buyers.
(f)	Non-income producing security.
(g)	Seven-day yield as of period end.

LIBOR	London Interbank Offered Rate
PIK	A payment-in-kind security in which the issuer may make interest or dividend payments in cash or additional securities. These additional securities generally have the same terms as the original holdings.
SOFR	Secured Overnight Financing Rate

Notes to Schedule of Investments

June 30, 2024 (Unaudited)

1. Significant Accounting Policies

The Fund is an investment company that applies the accounting and reporting guidance issued in Topic 946, “Financial Services—Investment Companies”, by the Financial Accounting Standards Board (“FASB”). The following is a summary of the significant accounting policies of the Fund. These policies are in conformity with accounting principles generally accepted in the United States of America (“US GAAP”).

A. Security Valuation. The Fund has adopted US GAAP fair value accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion of changes in valuation techniques and related inputs during the period. These inputs are summarized in the three broad levels listed below:

• Level 1—Unadjusted quoted market prices in active markets for identical securities

• Level 2—Quoted prices for identical or similar assets in markets that are not active, or inputs derived from observable market data

• Level 3—Significant unobservable inputs (including the reporting entity’s estimates and assumptions)

Valuations for domestic and foreign fixed income securities are normally determined on the basis of evaluations provided by independent pricing services. Vendors typically value such securities based on one or more inputs described in the following table which is not intended to be a complete list. The table provides examples of inputs that are commonly relevant for valuing particular classes of fixed income securities in which the Fund is authorized to invest. However, these classifications are not exclusive, and any of the inputs may be used to value any other class of fixed-income securities. Securities that use similar valuation techniques and inputs as described in the following table are categorized as Level 2 of the fair value hierarchy. To the extent the significant inputs are unobservable, the values generally would be categorized as Level 3. Assets and liabilities may be transferred between levels.

Fixed-income Class	Examples of Inputs
All	Benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data (collectively referred to as “standard inputs”)
Corporate bonds and notes; convertible securities	Standard inputs and underlying equity of the issuer
US bonds and notes of government and government agencies	Standard inputs
Residential and commercial mortgage-backed obligations; asset-backed obligations (including collateralized loan obligations)	Standard inputs and cash flows, prepayment information, default rates, delinquency and loss assumptions, collateral characteristics, credit enhancements and specific deal information, trustee reports
Bank Loans	Standard inputs

Investments in registered open-end management investment companies will be valued based upon the net asset value (“NAV”) of such investments and are categorized as Level 1 of the fair value hierarchy.

Common stocks, exchange-traded funds and financial derivative instruments, such as futures contracts or options contracts, that are traded on a national securities or commodities exchange, are typically valued at the last reported sales price, in the case of common stocks and exchange-traded funds, or, in the case of futures contracts or options contracts, the settlement price determined by the relevant exchange. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy.

Over-the-counter financial derivative instruments, such as forward currency exchange contracts, options contracts, or swap agreements, derive their values from underlying asset prices, indices, reference rates, other inputs or a combination of these factors. These instruments are normally valued on the basis of valuations obtained from counterparties, published index closing levels or evaluated prices supplied by independent pricing services, some or all of which may be based on market data from trading on exchanges that closed significantly before the time as of which a Fund calculates its NAV. Forward foreign currency contracts are generally valued based on rates provided by independent data providers. Exchange traded futures and options on futures are generally valued at the settlement price determined by the relevant exchange on which they principally trade, and exchange traded options are generally valued at the last trade price on the exchange on which they principally trade. A Fund does not normally take into account trading, clearances or settlements that take place after the close of the principal exchange or market on which such securities are traded. Depending on the instrument and the terms of the transaction, the value of the derivative instruments can be estimated by a pricing service provider using a series of techniques, such as simulation pricing models. The pricing models use issuer details and other inputs that are observed from actively quoted markets such as indices, spreads, interest rates, curves, dividends and exchange rates. Derivatives that use similar valuation techniques and inputs as described above are normally categorized as Level 2 of the fair value hierarchy.

The Board of Trustees (the “Board”) has adopted a pricing and valuation policy for use by the Fund and its Valuation Designee (as defined below) in calculating the Fund’s NAV. Pursuant to Rule 2a-5 under the 1940 Act, the Fund has designated its primary investment adviser, either DoubleLine Capital LP (“DoubleLine Capital”) or DoubleLine Alternatives LP (“DoubleLine Alternatives”) (each, an “Adviser” and collectively, the “Advisers”), as applicable, as the “Valuation Designee” to perform all of the fair value determinations as well as to perform all of the responsibilities that may be performed by the Valuation Designee in accordance with Rule 2a-5. Each Adviser, as Valuation Designee, is authorized to make all necessary determinations of the fair values of portfolio securities and other assets for which market quotations are not readily available or if it is deemed that the prices obtained from brokers and dealers or independent pricing services are unreliable.

The following is a summary of the fair valuations according to the inputs used to value the Fund’s investments as of June 30, 2024:

Category	DoubleLine Floating Rate Fund
Investments in Securities
Level 1
Short Term Investments	$15,930,543
Total Level 1	15,930,543
Level 2
Bank Loans	157,719,808
US Corporate Bonds	6,893,672
Collateralized Loan Obligations	5,042,566
Total Level 2	169,656,046
Level 3
Bank Loans	385,985
Common Stocks	145,618
Total Level 3	531,603
Total	$186,118,192

See the Schedule of Investments for further disaggregation of investment categories.